UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the calendar for the Quarter Ended: 12/31/02

Check here if Amendment (  );  Amendment Number: ______________:
This Amendment (Check only one.):  (   )  is a restatement.
                                   (   )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Hendley & Company, Inc.
Address:	822 Adair Avenue
	    	Zanesville, OH 43701

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan B. Hendley
Title:	President
Phone:	740-4452-4523
Signature, Place, and Date of Signing:

Susan B. Hendley	Zanesville, OH        12/31/02

Report Type (Check only one.):

( X )	13F HOLDINGS REPORT.

(   )	13F NOTICE.

(   )	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.